Financial Instruments and Risk Management - Schedule of Financial Assets and Liabilities at Amortized Cost (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Financial assets at amortized cost
Cash	RM 12,308,382	$ 3,013,953	RM 9,161,045
Financial liabilities at amortized cost
Trade payables	6,411,187	1,569,906	335,070
Lease liabilities	1,201,388	294,184	1,360,238	$ 333,082	RM 162,577
Liquidity Risk [Member]
Financial assets at amortized cost
Cash	12,308,656	3,013,956	9,161,045
Trade receivables, net	20,834,160	5,101,660	9,975,198
Other receivables	144,930	35,489	142,730
Fixed deposits	1,708,868	418,450	1,700,892
Financial liabilities at amortized cost
Trade payables	6,411,187	1,569,906	335,070
Other payables & accrued liabilities	1,894,666	463,946	1,463,610
Bank and other borrowings	4,466,693	1,093,760	5,032,533
Lease liabilities	RM 1,201,388	$ 294,184	RM 1,360,238